UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

January 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 72.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.9%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	31,825	$35,559,444

Total Albania			$35,559,444

Angola — 1.5%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	29,543	$27,880,734

Total Angola			$27,880,734

Argentina — 1.1%
Republic of Argentina, 0.75%, 2/22/17	USD	2,625	$2,377,489
Republic of Argentina, 0.75%, 6/9/17	USD	6,146	5,461,458
Republic of Argentina, 0.75%, 9/21/17	USD	3,087	2,683,112
Republic of Argentina, 1.75%, 10/28/16	USD	6,289	5,980,273
Republic of Argentina, 2.40%, 3/18/18	USD	4,631	4,153,814

Total Argentina			$20,656,146

Armenia — 1.4%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	27,829	$26,754,801

Total Armenia			$26,754,801

Bangladesh — 0.9%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	159,400	$2,100,351
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	38,500	499,436
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	894,010
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	178,900	2,482,852
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,425,492
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,289,129
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,510,305
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	824,355
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,196,164
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	504,045

Total Bangladesh			$17,726,139

Barbados — 1.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	19,094	$15,791,597
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,039	2,513,390
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,128	2,108,050

Total Barbados			$20,413,037

Belarus — 1.2%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	21,505	$22,200,257

Total Belarus			$22,200,257

Colombia — 0.3%
Republic of Colombia, 5.00%, 6/15/45	USD	7,360	$6,053,600

Total Colombia			$6,053,600

Cyprus — 2.4%
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,216	$15,933,045
Republic of Cyprus, 4.625%, 2/3/20(1)(2)	EUR	8,432	9,819,468
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	16,271	18,904,998

Total Cyprus			$44,657,511

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 3.0%
Dominican Republic International Bond, 5.50%, 1/27/25(2)	USD	7,375	$6,960,156
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	9,370	10,611,525
Dominican Republic International Bond, 8.625%, 4/20/27(2)	USD	1,234	1,385,165
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	667,200	14,894,458
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	24,000	557,144
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	591,100	14,120,334
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	174,300	4,356,256
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	157,400	3,695,174

Total Dominican Republic			$56,580,212

Ecuador — 4.4%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	68,770	$47,967,075
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	20,283	14,147,392
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	27,476	20,469,620

Total Ecuador			$82,584,087

Georgia — 0.6%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	$258,510
Republic of Georgia, 6.875%, 4/12/21(1)	USD	10,016	10,417,592

Total Georgia			$10,676,102

Honduras — 0.5%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	1,770	$1,800,975
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	6,233	6,762,805

Total Honduras			$8,563,780

Iceland — 4.0%
Republic of Iceland, 6.00%, 10/13/16	ISK	112,797	$642,295
Republic of Iceland, 6.25%, 2/5/20	ISK	3,377,848	24,141,950
Republic of Iceland, 6.50%, 1/24/31	ISK	545,285	3,612,001
Republic of Iceland, 7.25%, 10/26/22	ISK	2,391,265	16,054,555
Republic of Iceland, 8.00%, 6/12/25	ISK	2,381,039	18,120,607
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,847,690

Total Iceland			$75,419,098

India — 5.7%
India Government Bond, 7.16%, 5/20/23	INR	1,798,440	$25,630,807
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	16,482,781
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	15,503,321
India Government Bond, 8.28%, 9/21/27	INR	729,000	10,983,797
India Government Bond, 8.40%, 7/28/24	INR	323,320	4,918,146
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,319,065
India Government Bond, 8.83%, 11/25/23	INR	1,459,470	22,200,049

Total India			$107,037,966

Iraq — 3.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	92,993	$59,332,324

Total Iraq			$59,332,324

Ivory Coast — 0.9%
Ivory Coast, 5.75%, 12/31/32(1)	USD	3,564	$3,107,915
Ivory Coast, 6.375%, 3/3/28(2)	USD	15,800	13,986,634

Total Ivory Coast			$17,094,549

Kazakhstan — 2.1%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	23,791	$23,850,477
Kazakhstan Government International Bond, 6.50%, 7/21/45(2)	USD	15,113	14,697,393

Total Kazakhstan			$38,547,870

Security	Principal Amount (000’s omitted)		Value
Kenya — 1.3%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,252,413
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	767,637
Republic of Kenya, 6.875%, 6/24/24(1)	USD	21,562	19,296,696

Total Kenya			$23,316,746

Lebanon — 2.5%
Lebanese Republic, 4.50%, 4/22/16	USD	18,892	$18,935,924
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,434,800	1,617,112
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	24,937,490	16,639,344
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	7,615,450	5,075,808
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	5,431,200	3,621,231

Total Lebanon			$45,889,419

Macedonia — 4.0%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	21,932	$22,630,394
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	34,257	35,347,867
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	15,035	16,181,553

Total Macedonia			$74,159,814

Mongolia — 2.4%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	28,334	$24,863,085
Mongolia International Bond, 4.125%, 1/5/18(2)	USD	1,390	1,219,725
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	22,070	16,689,687
Mongolia International Bond, 5.125%, 12/5/22(2)	USD	2,910	2,200,589

Total Mongolia			$44,973,086

New Zealand — 3.0%
New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	32,404	$21,029,041
New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	49,518	35,393,234

Total New Zealand			$56,422,275

Nigeria — 1.0%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	19,194	$18,452,920

Total Nigeria			$18,452,920

Pakistan — 0.4%
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	7,608	$7,704,622

Total Pakistan			$7,704,622

Russia — 3.2%
Russia Government Bond, 7.05%, 1/19/28	RUB	3,176,209	$33,897,936
Russia Government Bond, 7.60%, 7/20/22	RUB	237,031	2,786,713
Russia Government Bond, 8.15%, 2/3/27	RUB	1,923,661	22,584,164

Total Russia			$59,268,813

Rwanda — 1.1%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	21,723	$20,221,506

Total Rwanda			$20,221,506

Serbia — 5.3%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	336,140	$2,980,475
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	14,747,016
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	14,870,304
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	6,926,954
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,060,542
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	14,704,619
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	4,167,590	41,605,839

Total Serbia			$97,895,749

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 3.8%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	13,661	$12,394,939
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	1,250	1,226,294
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	767	672,810
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	3,000	2,882,868
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	11,488	10,855,229
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	18,177	16,630,813
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,877,970	12,903,935
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	735,840	5,306,336
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	1,021,580	7,435,245

Total Sri Lanka			$70,308,469

Tanzania — 2.5%
United Republic of Tanzania, 6.538%, 3/9/20(1)(4)	USD	48,686	$46,434,272

Total Tanzania			$46,434,272

Thailand — 1.2%
Kingdom of Thailand, 1.25%, 3/12/28(1)(3)	THB	919,750	$22,629,513

Total Thailand			$22,629,513

Venezuela — 3.0%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(5)	USD	9,625	$8,999,375
Bolivarian Republic of Venezuela, 6.00%, 12/9/20(1)	USD	8,058	2,638,831
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	13,325	4,363,938
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	10,214	3,421,690
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	62,754	23,375,865
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	32,618	12,231,750

Total Venezuela			$55,031,449

Zambia — 1.6%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	5,069	$3,393,011
Republic of Zambia, 8.50%, 4/14/24(2)	USD	22,208	15,981,321
Republic of Zambia, 8.97%, 7/30/27(2)	USD	14,419	10,347,074

Total Zambia			$29,721,406

Total Foreign Government Bonds (identified cost $1,479,024,991)			$1,350,167,716

Foreign Corporate Bonds — 2.8%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(4)	USD	7,400	$6,808,000

Total Azerbaijan			$6,808,000

Georgia — 1.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	17,657	$18,276,407

Total Georgia			$18,276,407

India — 0.8%
Food Corp. of India, 9.95%, 3/7/22	INR	500,000	$7,943,188
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	113,000	1,686,322
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	400,000	5,986,373

Total India			$15,615,883

Security	Principal Amount (000’s omitted)		Value
Russia — 0.6%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	8,268	$9,003,213
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,351	2,394,682

Total Russia			$11,397,895

Total Foreign Corporate Bonds (identified cost $53,905,007)			$52,098,185

Sovereign Loans — 1.2%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.5%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.23%, Maturing August 1, 2021(6)(7)(8)		$9,700	$8,896,381

Total Ethiopia			$8,896,381

Kenya — 0.7%
Government of Kenya, Term Loan, 5.95%, Maturing October 28, 2017(9)		$14,420	$14,420,000

Total Kenya			$14,420,000

Total Sovereign Loans (identified cost $23,248,919)			$23,316,381

Collateralized Mortgage Obligations — 0.7%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.675%, 3/15/34(10)(11)		$3,188	$665,340
Series 3572, (Interest Only), Class JS, 6.375%, 9/15/39(10)(11)		5,714	915,355
Series 3586, (Interest Only), Class GS, 5.825%, 10/15/39(10)(11)		6,524	1,118,070

			$2,698,765

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.074%, 10/25/35(10)(11)		$9,780	$1,940,004
Series 2006-56, (Interest Only), Class CS, 6.784%, 7/25/36(10)(11)		4,469	963,543
Series 2006-72, (Interest Only), Class GI, 6.154%, 8/25/36(10)(11)		14,383	2,559,004
Series 2006-96, (Interest Only), Class SM, 6.824%, 10/25/36(10)(11)		9,770	1,994,312
Series 2007-36, (Interest Only), Class SG, 6.174%, 4/25/37(10)(11)		6,739	1,302,731
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(11)		2,433	128,907
Series 2010-109, (Interest Only), Class PS, 6.174%, 10/25/40(10)(11)		7,896	1,391,211
Series 2010-147, (Interest Only), Class KS, 5.524%, 1/25/41(10)(11)		6,854	1,144,939

			$11,424,651

Total Collateralized Mortgage Obligations (identified cost $10,419,636)			$14,123,416

Common Stocks — 1.9%

Security	Shares		Value
Iceland — 1.0%
Eimskipafelag Islands HF		1,345,775	$2,389,559
Hagar HF		8,111,180	2,852,508
HB Grandi HF		8,178,396	2,406,699

Security	Shares	Value
Icelandair Group HF	15,294,491	$4,020,862
Marel HF	2,108,527	3,800,383
Reitir Fasteignafelag HF(12)	4,478,610	2,831,266

Total Iceland		$18,301,277

Romania — 0.4%
Banca Transilvania(12)	2,355,800	$1,267,319
BRD-Groupe Societe Generale SA(12)	462,800	1,105,309
Electrica SA	387,200	1,058,983
OMV Petrom SA	12,626,000	745,672
Societatea Nationala de Gaze Naturale ROMGAZ SA	132,300	745,563
Societatea Nationala Nuclearelectrica SA	165,000	235,131
Transelectrica SA	190,300	1,249,298
Transgaz SA Medias	18,500	1,144,481

Total Romania		$7,551,756

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.(12)	28,302,666	$8,961,412

Total Singapore		$8,961,412

Total Common Stocks (identified cost $40,720,282)		$34,814,445

Investment Funds — 0.4%

Security	Shares	Value
Romania — 0.4%
Fondul Proprietatea SA	40,343,321	$7,011,720

Total Investment Funds (identified cost $10,062,767)		$7,011,720

Currency Options Purchased — 1.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Citibank, N.A.	CNH	151,241	CNH	6.34	6/7/16	$1,347,985
Put CNH/Call USD	Deutsche Bank AG	CNH	150,481	CNH	6.40	7/27/16	1,308,465
Put CNH/Call USD	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	1,667,679
Put CNH/Call USD	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	1,498,511
Put CNH/Call USD	Standard Chartered Bank	CNH	177,384	CNH	6.47	6/15/17	2,190,073
Put CNH/Call USD	Standard Chartered Bank	CNH	165,452	CNH	6.47	6/15/17	2,048,198
Put EUR/Call USD	Deutsche Bank AG	EUR	46,612	USD	1.10	11/1/16	1,982,009
Put EUR/Call USD	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	4,156,065
Put EUR/Call USD	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	6,502,428
Put EUR/Call USD	Goldman Sachs International	EUR	69,909	USD	1.10	7/15/16	2,525,166

Total Currency Options Purchased (identified cost $12,108,133)							$25,226,579

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		779	JPY	20,000.00	6/10/16	$1,217,130

Total Call Options Purchased (identified cost $1,000,429)							$1,217,130

Short-Term Investments — 15.3%

Foreign Government Securities — 3.4%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.8%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	1,241,117	$6,969,589
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	310,805	1,738,023
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	285,239	1,588,764
Iceland Treasury Bill, 0.00%, 7/15/16	ISK	915,448	5,068,232

Total Iceland			$15,364,608

Lebanon — 2.6%
Lebanon Treasury Bill, 0.00%, 2/4/16	LBP	2,832,740	$1,873,354
Lebanon Treasury Bill, 0.00%, 2/18/16	LBP	2,746,900	1,813,497
Lebanon Treasury Bill, 0.00%, 3/3/16	LBP	4,884,100	3,219,464
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	1,300,240	854,287
Lebanon Treasury Bill, 0.00%, 4/14/16	LBP	1,961,220	1,286,361
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	2,086,300	1,361,155
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	1,126,070	731,660
Lebanon Treasury Bill, 0.00%, 7/28/16	LBP	8,428,590	5,448,294
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	4,654,510	2,996,236
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,155,520	3,313,293
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	4,649,540	2,953,055
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	6,897,570	4,372,175
Lebanon Treasury Bill, 0.00%, 12/29/16	LBP	3,768,830	2,384,218
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	23,284,360	14,714,634
Lebanon Treasury Bill, 0.00%, 1/19/17	LBP	454,090	286,378

Total Lebanon			$47,608,061

Total Foreign Government Securities (identified cost $63,161,129)			$62,972,669

U.S. Treasury Obligations — 4.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(13)		$50,000	$49,981,150
U.S. Treasury Bill, 0.00%, 6/16/16(13)		30,500	30,459,344

Total U.S. Treasury Obligations (identified cost $80,437,346)			$80,440,494

Repurchase Agreements — 0.6%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 1/13/16 with a maturity date of 2/5/16, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 4,865,848, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $4,896,085.	EUR	4,867	$5,272,640
JPMorgan Chase Bank, N.A.:
Dated 1/14/16 with an interest rate of 0.50% payable by the Portfolio, collateralized by EUR 5,854,000 Croatia Government International Bond 3.875%, due 5/30/22 and a market value, including accrued interest, of $6,637,938.(14)	EUR	6,085	6,591,501

Total Repurchase Agreements (identified cost $11,907,392)			$11,864,141

Other — 7.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(15)	$129,449	$129,449,157

Total Other (identified cost $129,449,157)		$129,449,157

Total Short-Term Investments (identified cost $284,955,024)		$284,726,461

Total Investments — 96.2% (identified cost $1,915,445,188)		$1,792,702,033

Currency Options Written — (0.9)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Goldman Sachs International	CNH	150,481	CNH	6.40	7/27/16	$(1,308,465)
Put CNH/Call USD	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	(1,667,679)
Put CNH/Call USD	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	(1,498,511)
Put EUR/Call USD	Citibank, N.A.	EUR	46,612	USD	1.10	11/1/16	(1,982,009)
Put EUR/Call USD	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	(4,156,065)
Put EUR/Call USD	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	(6,502,428)

Total Currency Options Written (premiums received $14,350,166)							$(17,115,157)

Securities Sold Short — (0.6)%

Foreign Government Bonds — (0.6)%

Security	Principal Amount (000’s omitted)		Value
Croatia — (0.3)%
Croatia Government International Bond, 3.875%, 5/30/22	EUR	(5,854)	$(6,471,644)

Total Croatia			$(6,471,644)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(4,994,383)

Total Spain			$(4,994,383)

Total Foreign Government Bonds (proceeds $11,447,036)			$(11,466,027)

Total Securities Sold Short (proceeds $11,447,036)			$(11,466,027)

Other Assets, Less Liabilities — 5.3%			$98,274,327

Net Assets — 100.0%			$1,862,395,176

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $722,006,741 or 38.8% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $191,215,874 or 10.3% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at January 31, 2016.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2016.

(10)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(11)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(12)	Non-income producing.

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(14)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $157,812.

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
6/2/16	Gold 8,388 Troy Ounces	United States Dollar 9,018,455	Citibank, N.A.	$(366,056)
6/2/16	Gold 3,113 Troy Ounces	United States Dollar 3,348,027	Merrill Lynch International	(135,409)

				$(501,465)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	429,350,000	USD	12,819,862	Bank of America, N.A.	2/2/16	$59,028	$—
TWD	422,294,000	USD	12,609,179	JPMorgan Chase Bank, N.A.	2/2/16	58,058	—
USD	13,123,949	TWD	429,350,000	Bank of America, N.A.	2/2/16	245,059	—
USD	12,906,296	TWD	422,294,000	JPMorgan Chase Bank, N.A.	2/2/16	239,059	—
EUR	30,456,621	PLN	133,092,387	BNP Paribas	2/3/16	373,655	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,653,238	PLN	7,213,325	BNP Paribas	2/3/16	$23,018	$—
PLN	140,305,712	EUR	32,623,924	BNP Paribas	2/3/16	—	(953,573)
EUR	35,566,435	HUF	11,141,385,000	Bank of America, N.A.	2/4/16	—	(240,807)
EUR	33,191,796	HUF	10,374,670,000	BNP Paribas	2/4/16	—	(145,226)
EUR	5,980,234	HUF	1,873,700,000	Deutsche Bank AG	2/4/16	—	(41,737)
EUR	28,770,636	SEK	266,841,000	BNP Paribas	2/4/16	80,912	—
EUR	51,641,477	SEK	477,115,602	Deutsche Bank AG	2/4/16	360,433	—
EUR	48,035,958	SEK	445,254,900	Goldman Sachs International	2/4/16	166,259	—
EUR	52,008,138	SEK	480,589,000	Morgan Stanley & Co. International PLC	2/4/16	352,994	—
SEK	266,841,000	EUR	29,012,971	BNP Paribas	2/4/16	—	(343,447)
SEK	477,115,602	EUR	51,374,567	Deutsche Bank AG	2/4/16	—	(71,276)
SEK	442,590,000	EUR	47,212,652	Goldman Sachs International	2/4/16	415,202	—
SEK	2,664,900	EUR	289,447	Goldman Sachs International	2/4/16	—	(3,103)
SEK	204,179,000	EUR	21,807,544	Morgan Stanley & Co. International PLC	2/4/16	162,247	—
SEK	41,429,702	EUR	4,498,366	Morgan Stanley & Co. International PLC	2/4/16	—	(46,624)
SEK	234,980,298	EUR	25,344,094	Morgan Stanley & Co. International PLC	2/4/16	—	(80,633)
EUR	9,107,564	HUF	2,862,735,000	Citibank, N.A.	2/5/16	—	(95,082)
EUR	21,388,706	HUF	6,749,048,000	Citibank, N.A.	2/5/16	—	(313,923)
EUR	7,330,354	HUF	2,292,000,000	Deutsche Bank AG	2/5/16	—	(34,375)
EUR	36,147,280	HUF	11,366,617,000	JPMorgan Chase Bank, N.A.	2/5/16	—	(393,463)
USD	36,038,499	AUD	50,516,539	Standard Chartered Bank	2/5/16	290,608	—
USD	5,946,945	PEN	19,833,063	BNP Paribas	2/5/16	235,245	—
USD	5,946,945	PEN	19,833,063	Standard Chartered Bank	2/5/16	235,245	—
USD	20,993,832	AUD	28,806,619	Australia and New Zealand Banking Group Limited	2/8/16	611,869	—
USD	24,266,372	AUD	34,122,000	Australia and New Zealand Banking Group Limited	2/8/16	123,541	—
USD	5,946,945	PEN	19,850,903	Standard Chartered Bank	2/8/16	232,505	—
ZMW	16,444,200	USD	1,952,993	ICBC Standard Bank plc	2/8/16	—	(502,497)
TRY	54,506,000	USD	18,567,243	BNP Paribas	2/9/16	—	(167,431)
USD	34,796,058	INR	2,341,124,000	Standard Chartered Bank	2/9/16	345,752	—
USD	17,948,498	TRY	54,506,000	BNP Paribas	2/9/16	—	(451,314)
USD	9,326,798	EUR	8,436,724	Deutsche Bank AG	2/10/16	185,559	—
USD	14,421,595	NZD	22,255,548	Deutsche Bank AG	2/10/16	16,021	—
USD	1,447,003	EUR	1,328,000	JPMorgan Chase Bank, N.A.	2/16/16	7,905	—
USD	17,738,661	EUR	16,491,845	JPMorgan Chase Bank, N.A.	2/16/16	—	(132,867)
USD	12,492,431	TWD	408,490,000	Bank of America, N.A.	2/16/16	268,029	—
USD	11,279,955	TWD	368,753,000	BNP Paribas	2/16/16	244,715	—
RSD	2,556,722,071	EUR	20,717,301	Deutsche Bank AG	2/18/16	94,654	—
USD	17,279,111	RON	71,570,078	Deutsche Bank AG	2/18/16	259,020	—
MXN	484,805,000	USD	28,742,811	Standard Chartered Bank	2/19/16	—	(2,043,006)
USD	17,112,372	NZD	26,632,592	Standard Chartered Bank	2/19/16	—	(116,889)
USD	19,215,712	TRY	58,900,000	Standard Chartered Bank	2/19/16	—	(610,998)
USD	867,524	UYU	26,980,000	HSBC Bank USA, N.A.	2/19/16	3,380	—
UYU	26,980,000	USD	972,252	HSBC Bank USA, N.A.	2/19/16	—	(108,108)
ZMW	16,727,000	USD	1,952,948	ICBC Standard Bank plc	2/19/16	—	(494,665)
USD	32,486,670	EUR	29,831,653	Deutsche Bank AG	2/24/16	153,271	—
USD	2,099,386	EUR	1,915,498	Deutsche Bank AG	2/24/16	23,250	—
USD	5,947,153	PEN	20,369,000	Standard Chartered Bank	2/24/16	96,675	—
USD	10,235,000	TWD	333,313,000	Citibank, N.A.	2/25/16	275,362	—
USD	10,535,794	TWD	343,056,000	Goldman Sachs International	2/25/16	285,029	—
USD	8,920,667	PEN	30,754,000	BNP Paribas	2/26/16	89,828	—
CNY	142,690,000	USD	22,343,351	JPMorgan Chase Bank, N.A.	3/2/16	—	(740,020)
CNY	142,691,000	USD	22,343,297	Standard Chartered Bank	3/2/16	—	(739,815)
EUR	402,793	USD	427,657	Goldman Sachs International	3/2/16	8,986	—
EUR	3,296,733	USD	3,627,033	Goldman Sachs International	3/2/16	—	(53,241)
USD	45,840,655	CNY	285,381,000	Standard Chartered Bank	3/2/16	2,633,842	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,829,687	EUR	14,872,773	Goldman Sachs International	3/2/16	$—	$(292,999)
USD	66,130,401	EUR	62,090,192	Goldman Sachs International	3/2/16	—	(1,177,875)
USD	3,556,571	ZAR	58,999,000	Deutsche Bank AG	3/3/16	—	(136,390)
USD	19,714,797	ZAR	288,792,197	Standard Chartered Bank	3/3/16	1,638,248	—
USD	959,793	ZAR	14,230,214	Standard Chartered Bank	3/3/16	69,072	—
EUR	32,596,500	USD	35,756,079	Goldman Sachs International	3/4/16	—	(418,084)
USD	34,581,627	EUR	32,596,500	Goldman Sachs International	3/4/16	—	(756,368)
CNY	69,185,000	USD	10,833,007	BNP Paribas	3/7/16	—	(369,316)
CNY	73,914,000	USD	11,574,381	Standard Chartered Bank	3/7/16	—	(395,466)
USD	22,980,408	CNY	143,099,000	Standard Chartered Bank	3/7/16	1,337,802	—
USD	10,211,390	SGD	14,571,143	Standard Chartered Bank	3/7/16	—	(9,970)
EUR	36,339,330	SEK	335,654,585	Goldman Sachs International	3/8/16	255,472	—
SEK	335,654,585	EUR	36,288,159	Goldman Sachs International	3/8/16	—	(199,991)
EUR	2,539,317	USD	2,761,406	Standard Chartered Bank	3/9/16	—	(8,118)
EUR	2,114,731	USD	2,319,902	Standard Chartered Bank	3/9/16	—	(26,978)
EUR	2,548,831	USD	2,793,570	Standard Chartered Bank	3/9/16	—	(29,967)
EUR	5,530,285	USD	6,028,730	Standard Chartered Bank	3/9/16	—	(32,446)
USD	114,644,123	EUR	108,101,802	Standard Chartered Bank	3/9/16	—	(2,566,655)
USD	19,102,785	ZAR	282,288,000	Citibank, N.A.	3/9/16	1,453,704	—
TRY	72,151,927	USD	24,186,895	BNP Paribas	3/10/16	—	(35,672)
USD	23,555,967	TRY	72,151,927	BNP Paribas	3/10/16	—	(595,256)
USD	4,801,762	TWD	158,026,000	Standard Chartered Bank	3/10/16	85,373	—
USD	7,336,460	AUD	10,091,000	Deutsche Bank AG	3/14/16	208,446	—
USD	8,038,445	AUD	11,040,000	Goldman Sachs International	3/14/16	240,083	—
USD	8,015,261	AUD	11,040,000	Goldman Sachs International	3/14/16	216,899	—
USD	12,458,319	NZD	18,495,404	Standard Chartered Bank	3/14/16	510,341	—
USD	18,365,934	EUR	16,696,152	Goldman Sachs International	3/23/16	255,479	—
USD	36,096,195	EUR	32,814,275	Standard Chartered Bank	3/23/16	502,277	—
USD	3,198,587	EUR	2,936,000	Standard Chartered Bank	3/23/16	13,883	—
USD	44,685,179	EUR	40,919,557	JPMorgan Chase Bank, N.A.	3/31/16	288,974	—
OMR	8,447,000	USD	21,846,066	BNP Paribas	4/1/16	35,292	—
USD	21,849,457	OMR	8,447,000	BNP Paribas	4/1/16	—	(31,901)
USD	11,845,830	TRY	36,685,942	BNP Paribas	4/12/16	—	(322,011)
USD	35,282,489	AUD	50,467,000	Standard Chartered Bank	4/13/16	—	(316,296)
USD	36,970,576	EUR	33,998,746	Standard Chartered Bank	4/13/16	68,816	—
USD	1,559,952	EUR	1,434,491	Standard Chartered Bank	4/13/16	2,975	—
SAR	47,971,000	USD	12,699,812	BNP Paribas	4/14/16	44,451	—
MXN	487,084,000	USD	26,959,126	Morgan Stanley & Co. International PLC	4/19/16	—	(246,396)
SEK	324,428,000	EUR	34,573,201	BNP Paribas	4/19/16	359,091	—
USD	17,401,283	NZD	27,129,100	Morgan Stanley & Co. International PLC	4/19/16	—	(87,801)
USD	24,948,711	SGD	35,996,000	Goldman Sachs International	4/19/16	—	(275,932)
USD	25,128,916	SGD	36,256,000	Standard Chartered Bank	4/19/16	—	(277,925)
RUB	1,494,638,250	USD	18,662,566	BNP Paribas	4/21/16	765,048	—
RUB	499,970,965	USD	6,493,551	BNP Paribas	4/21/16	5,174	—
USD	24,361,639	RUB	1,994,609,215	BNP Paribas	4/21/16	—	(1,564,700)
SEK	324,881,163	EUR	34,670,448	Standard Chartered Bank	4/22/16	307,019	—
USD	44,404,803	SGD	63,974,000	Goldman Sachs International	4/22/16	—	(422,520)
SEK	327,714,983	EUR	35,139,553	Goldman Sachs International	4/25/16	129,287	—
USD	5,151,909	THB	187,581,000	Deutsche Bank AG	4/26/16	—	(86,808)
USD	5,261,141	TWD	177,674,000	JPMorgan Chase Bank, N.A.	4/26/16	—	(36,264)
RUB	1,659,689,000	USD	21,484,647	Citibank, N.A.	4/28/16	60,298	—
USD	34,116,034	RUB	2,732,694,343	Citibank, N.A.	4/28/16	—	(1,357,931)
USD	15,850,304	TWD	534,710,000	Deutsche Bank AG	4/29/16	—	(91,185)
USD	7,700,815	TWD	259,710,000	Standard Chartered Bank	4/29/16	—	(42,006)
USD	4,480,412	THB	161,026,000	Standard Chartered Bank	5/9/16	—	(15,663)
USD	7,552,876	THB	271,828,000	Deutsche Bank AG	5/10/16	—	(36,832)
OMR	5,889,000	USD	15,217,447	BNP Paribas	5/11/16	—	(33,913)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,177,835	OMR	5,889,000	BNP Paribas	5/11/16	$—	$(5,700)
USD	5,317,631	THB	193,030,000	Deutsche Bank AG	5/16/16	—	(71,462)
USD	1,006,233	THB	36,486,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(12,399)
JPY	3,608,886,000	USD	29,579,336	Goldman Sachs International	5/25/16	322,771	—
JPY	3,537,351,000	USD	28,999,672	Standard Chartered Bank	5/25/16	309,718	—
USD	29,494,001	JPY	3,608,886,000	Goldman Sachs International	5/25/16	—	(408,105)
USD	28,925,922	JPY	3,537,351,000	Standard Chartered Bank	5/25/16	—	(383,468)
OMR	21,539,450	USD	55,633,055	BNP Paribas	6/6/16	—	(203,172)
USD	36,120,719	OMR	13,994,250	BNP Paribas	6/6/16	107,745	—
USD	19,472,489	OMR	7,545,200	BNP Paribas	6/6/16	55,579	—
CNH	23,858,593	USD	3,641,421	Standard Chartered Bank	6/13/16	—	(91,120)
CNH	135,880,000	USD	20,740,288	Standard Chartered Bank	6/13/16	—	(520,533)
USD	23,948,815	CNH	159,738,593	Standard Chartered Bank	6/13/16	178,758	—
USD	5,561,832	PEN	19,789,000	BNP Paribas	7/27/16	2,137	—
USD	5,563,396	PEN	19,789,000	Standard Chartered Bank	7/27/16	3,700	—
CNH	67,650,000	USD	10,300,723	Goldman Sachs International	7/29/16	—	(282,604)
CNH	86,954,000	USD	13,237,022	Goldman Sachs International	7/29/16	—	(360,223)
CNH	101,675,444	USD	15,480,427	Goldman Sachs International	7/29/16	—	(423,566)
CNH	142,727,102	USD	21,725,718	Standard Chartered Bank	7/29/16	—	(589,619)
USD	19,878,750	CNH	132,889,444	Goldman Sachs International	7/29/16	199,486	—
USD	18,388,972	CNH	123,390,000	Goldman Sachs International	7/29/16	116,456	—
USD	21,170,160	CNH	142,727,102	Standard Chartered Bank	7/29/16	34,062	—
USD	10,649,007	OMR	4,148,640	BNP Paribas	8/17/16	31,561	—
USD	8,920,626	PEN	31,356,000	Standard Chartered Bank	8/29/16	142,436	—
RSD	152,090,108	EUR	1,205,629	Deutsche Bank AG	9/21/16	—	(21,777)
RSD	382,362,995	EUR	3,021,438	Deutsche Bank AG	9/21/16	—	(44,292)
USD	888,877	AOA	162,220,000	ICBC Standard Bank plc	10/3/16	167,035	—
USD	5,946,913	PEN	20,948,000	BNP Paribas	11/2/16	120,304	—
USD	7,433,783	PEN	26,185,500	Standard Chartered Bank	11/2/16	150,382	—
USD	9,394,054	CNH	62,245,000	Bank of America, N.A.	11/14/16	258,429	—
USD	23,885,054	CNH	158,297,000	Goldman Sachs International	11/14/16	651,990	—
USD	23,150,367	CNH	153,048,000	Citibank, N.A.	11/18/16	698,859	—
USD	9,133,650	CNH	60,515,000	Goldman Sachs International	11/18/16	256,350	—
USD	11,511,041	CNH	76,111,000	Deutsche Bank AG	11/30/16	362,498	—
USD	27,670,460	CNH	182,964,000	Standard Chartered Bank	11/30/16	870,367	—
USD	7,978,398	PEN	28,439,000	BNP Paribas	12/7/16	122,783	—
USD	6,819,234	CNH	45,948,000	BNP Paribas	12/19/16	104,722	—
USD	17,393,751	CNH	117,460,000	Standard Chartered Bank	12/21/16	233,234	—
USD	8,922,430	CNH	61,774,000	Standard Chartered Bank	1/12/17	—	(78,038)
USD	7,228,665	TWD	242,088,000	Deutsche Bank AG	1/12/17	26,147	—
USD	5,372,026	TWD	179,748,000	JPMorgan Chase Bank, N.A.	1/12/17	24,226	—
USD	9,471,573	TWD	318,529,000	BNP Paribas	1/17/17	—	(4,962)
USD	9,499,881	TWD	320,336,000	Citibank, N.A.	1/17/17	—	(30,413)
USD	8,729,911	TWD	295,071,000	Deutsche Bank AG	1/17/17	—	(48,726)
USD	9,492,772	TWD	319,147,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(2,149)
USD	10,059,467	TWD	340,010,000	BNP Paribas	1/19/17	—	(56,049)
USD	9,184,535	TWD	311,668,000	Goldman Sachs International	1/19/17	—	(87,789)
USD	9,270,805	TWD	311,360,000	Bank of America, N.A.	1/26/17	7,959	—
USD	10,266,647	TWD	344,600,000	JPMorgan Chase Bank, N.A.	1/26/17	14,923	—
USD	13,399,399	TWD	450,662,000	Goldman Sachs International	2/2/17	—	(7,175)
USD	11,930,082	TWD	400,982,000	Standard Chartered Bank	2/2/17	1,420	—
USD	10,922,680	OMR	4,238,000	BNP Paribas	3/23/17	315,966	—
USD	10,925,258	OMR	4,239,000	BNP Paribas	3/27/17	318,659	—
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	545,351	—
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	887,846	—
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	576,807	—
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	407,238	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	1,501,159	—

						$28,238,782	$(24,955,096)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
High Grade Copper	110	Short	Mar-16	$(5,750,588)	$(5,684,250)	$66,338
Brent Crude Oil	513	Short	Apr-16	(24,895,864)	(19,319,580)	5,576,284
Gold	14	Short	Apr-16	(1,542,491)	(1,562,960)	(20,469)
Platinum	232	Long	Apr-16	9,968,760	10,141,880	173,120
Brent Crude Oil	494	Short	Oct-16	(18,646,717)	(20,501,000)	(1,854,283)
WTI Crude Oil	426	Short	Nov-16	(17,643,350)	(17,785,500)	(142,150)
Equity Futures
SGX CNX Nifty Index	1,260	Long	Feb-16	18,824,191	19,122,818	298,627
E-mini S&P 500 Index	197	Short	Mar-16	(20,286,365)	(19,011,485)	1,274,880
Nikkei 225 Index	31	Long	Mar-16	3,065,125	2,823,585	(241,540)
TOPIX Index	358	Long	Mar-16	46,343,502	43,308,676	(3,034,826)
Interest Rate Futures
IMM 10-Year Interest Rate Swap	8	Long	Mar-16	777,285	751,795	(25,490)
U.S. 2-Year Deliverable Interest Rate Swap	249	Short	Mar-16	(25,040,116)	(25,203,469)	(163,353)
U.S. 5-Year Deliverable Interest Rate Swap	1,076	Short	Mar-16	(109,335,729)	(111,063,375)	(1,727,646)
U.S. 10-Year Deliverable Interest Rate Swap	1,512	Short	Mar-16	(155,227,673)	(160,342,875)	(5,115,202)
U.S. 10-Year Treasury Note	973	Short	Mar-16	(125,051,774)	(126,079,515)	(1,027,741)
U.S. 30-Year Deliverable Interest Rate Swap	79	Short	Mar-16	(8,064,789)	(8,660,375)	(595,586)

						$(6,559,037)

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	236,576	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$344,439
CME Group, Inc.	MXN	236,576	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	378,969
CME Group, Inc.	MXN	392,148	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	529,248
LCH.Clearnet(1)	EUR	6,713	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	3/16/18	(20,853)
LCH.Clearnet(1)	EUR	6,923	Pays	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	66,834
LCH.Clearnet(1)	EUR	136,575	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(1,306,957)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79		4/23/24	(2,992,857)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75		6/12/24	(846,748)
LCH.Clearnet	JPY	1,708,457	Receives	6-month JPY LIBOR	0.51		1/7/25	(368,627)
LCH.Clearnet	JPY	1,901,448	Receives	6-month JPY LIBOR	0.63		5/14/25	(593,399)
LCH.Clearnet	JPY	1,728,000	Receives	6-month JPY LIBOR	0.43		12/30/25	(224,718)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96		4/29/24	1,756,895
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77		3/5/25	342,645
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill	4.05		6/16/25	425,897
LCH.Clearnet	NZD	18,894	Pays	3-month NZD Bank Bill	4.05		6/16/25	700,958
LCH.Clearnet	NZD	31,292	Pays	3-month NZD Bank Bill	3.92		6/25/25	938,004
LCH.Clearnet	NZD	37,618	Pays	3-month NZD Bank Bill	3.81		7/20/25	870,202
LCH.Clearnet(1)	USD	21,640	Receives	3-month USD-LIBOR-BBA	1.50	(2)	3/16/18	(94,842)
LCH.Clearnet	USD	6,090	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	221,986
LCH.Clearnet	USD	11,560	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	307,237
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	202,712

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	8,225	Pays	3-month USD-LIBOR-BBA	1.78%		7/31/20	$196,733
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	271,426
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	339,169
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	491,669
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	421,915
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	240,582
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	256,265
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	540,452
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	909,657
LCH.Clearnet(1)	USD	4,628	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	43,112
LCH.Clearnet(1)	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	89,902
LCH.Clearnet(1)	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	177,559
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	667,120
LCH.Clearnet	USD	9,840	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	236,216
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	581,127
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	24,258
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	24,016
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	106,796
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	105,652
LCH.Clearnet	USD	9,620	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	89,527
LCH.Clearnet	USD	15,830	Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	238,434
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	152,891
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	149,352
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	297,539
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	153,303
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	277,893
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	429,320
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	415,047
LCH.Clearnet(1)	USD	11,800	Receives	3-month USD-LIBOR-BBA	2.50	(2)	3/16/26	(388,704)
LCH.Clearnet(1)	USD	5,116	Receives	3-month USD-LIBOR-BBA	2.75	(2)	3/16/46	(356,346)

								$7,818,907

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	CNY	110,612	Pays	7-day China Fixing Repo Rates	2.45%	6/24/17	$11,626
BNP Paribas	CNY	117,555	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(121,715)
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	741,748
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	210,478
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	282,506
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	173,661
Deutsche Bank AG	BRL	56,916	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(660,374)
Deutsche Bank AG	BRL	83,622	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(949,330)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45%	6/18/17	$23,280
Deutsche Bank AG	CNY	274,165	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	30,795
Deutsche Bank AG	CNY	189,824	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	22,318
Deutsche Bank AG	CNY	105,807	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	14,798
Deutsche Bank AG	CNY	202,545	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	29,610
Deutsche Bank AG	CNY	266,229	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	42,290
Deutsche Bank AG	CNY	117,555	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(129,627)
Deutsche Bank AG	SAR	43,290	Receives	3-month Saudi Riyal Interbank Offered Rate	2.15	6/28/20	(113,516)
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(262,246)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(511,582)
Goldman Sachs International	BRL	116,915	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	(1,160,442)
Goldman Sachs International	BRL	173,092	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	(1,779,532)
Goldman Sachs International	BRL	325,045	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	(3,253,827)
Goldman Sachs International	BRL	424,354	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(4,379,523)
Goldman Sachs International	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	23,280
Goldman Sachs International	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	46,086
Goldman Sachs International	CNY	247,538	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	25,615
Goldman Sachs International	CNY	151,153	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	20,216
Goldman Sachs International	CNY	68,889	Pays	7-day China Fixing Repo Rates	2.43	1/27/21	(64,372)
Goldman Sachs International	RUB	427,800	Pays	3-month Moscow Prime Offered Rate	11.08	10/27/18	92,308
Goldman Sachs International	RUB	1,283,077	Pays	3-month Moscow Prime Offered Rate	11.05	10/28/18	263,870
Goldman Sachs International	RUB	427,692	Pays	3-month Moscow Prime Offered Rate	10.92	10/29/18	69,347
Goldman Sachs International	SAR	22,830	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	83,606
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	305,840
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	166,600
Goldman Sachs International	SAR	65,516	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	205,461
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	158,153
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	172,308

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46%	8/19/20	$113,487
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(245,336)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(480,234)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	590,090
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	482,817
Goldman Sachs International	SAR	45,773	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	247,126
Goldman Sachs International	SAR	36,300	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	157,783
Goldman Sachs International	SAR	62,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	172,055
Goldman Sachs International	SAR	37,250	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58	11/5/20	83,522
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	185,836
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	238,592
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	265,552
JPMorgan Chase Bank, N.A.	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	46,086
JPMorgan Chase Bank, N.A.	CNY	117,556	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(125,672)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	389,045
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	204,267
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	204,267
Standard Chartered Bank	CNY	236,351	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	31,282
Standard Chartered Bank	CNY	286,584	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	62,175
Standard Chartered Bank	CNY	238,592	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	22,111
Standard Chartered Bank	CNY	96,739	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	12,917
Standard Chartered Bank	CNY	145,987	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(160,979)

							$(7,673,497)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Brazil	ICE Clear Credit	$45,190	1.00	%(1)	12/20/20	$6,987,835	$(7,561,709)	$(573,874)

Total						$6,987,835	$(7,561,709)	$(573,874)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Abu Dhabi	Barclays Bank PLC	$13,420	1.00	%(1)	12/20/20	1.20%	$(109,136)	$210,769	$101,633
Abu Dhabi	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	1.20	(91,540)	104,007	12,467
Abu Dhabi	Goldman Sachs International	7,960	1.00	(1)	12/20/20	1.20	(64,733)	88,566	23,833
Belarus	Deutsche Bank AG	4,200	5.00	(1)	12/20/16	6.25	(22,273)	46,131	23,858
Colombia	BNP Paribas	3,500	1.00	(1)	3/20/20	2.62	(215,591)	93,970	(121,621)
Colombia	BNP Paribas	5,370	1.00	(1)	3/20/20	2.62	(330,778)	146,129	(184,649)
Colombia	BNP Paribas	8,950	1.00	(1)	3/20/20	2.62	(551,296)	243,162	(308,134)
Colombia	Goldman Sachs International	3,021	1.00	(1)	3/20/20	2.62	(186,085)	81,351	(104,734)
Colombia	JPMorgan Chase Bank, N.A.	3,590	1.00	(1)	3/20/20	2.62	(221,134)	99,033	(122,101)
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	1.69	(16,122)	19,058	2,936
Dominican Republic	Barclays Bank PLC	5,850	1.00	(1)	3/20/16	2.00	(1,260)	14,799	13,539
Indonesia	Citibank, N.A.	4,690	1.00	(1)	12/20/20	2.34	(276,937)	241,717	(35,220)
Indonesia	Citibank, N.A.	9,370	1.00	(1)	12/20/20	2.34	(553,283)	466,327	(86,956)
Indonesia	Citibank, N.A.	7,220	1.00	(1)	12/20/20	2.34	(426,329)	319,177	(107,152)
Indonesia	Deutsche Bank AG	4,690	1.00	(1)	12/20/20	2.34	(276,937)	244,892	(32,045)
Indonesia	Goldman Sachs International	4,420	1.00	(1)	12/20/20	2.34	(260,994)	219,379	(41,615)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	3.16	(470,412)	415,525	(54,887)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	3.16	(470,412)	415,311	(55,101)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	3.16	(470,412)	404,918	(65,494)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	3.16	(470,412)	393,835	(76,577)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	3.16	(470,412)	393,439	(76,973)
Kazakhstan	Barclays Bank PLC	15,000	1.00	(1)	12/20/20	3.16	(1,411,235)	1,243,604	(167,631)
Nigeria	Citibank, N.A.	6,010	3.50		6/20/16	2.60	45,028	—	45,028
Nigeria	Citibank, N.A.	1,600	1.00	(1)	9/20/16	2.69	(15,362)	28,286	12,924
Saudi Arabia	Barclays Bank PLC	4,500	1.00	(1)	12/20/20	1.84	(168,738)	102,834	(65,904)
Saudi Arabia	Barclays Bank PLC	4,600	1.00	(1)	12/20/20	1.84	(172,488)	105,242	(67,246)
Saudi Arabia	Citibank, N.A.	3,160	1.00	(1)	12/20/20	1.84	(118,491)	80,578	(37,913)
Saudi Arabia	Citibank, N.A.	3,152	1.00	(1)	12/20/20	1.84	(118,193)	74,729	(43,464)
Saudi Arabia	Citibank, N.A.	5,010	1.00	(1)	12/20/20	1.84	(187,862)	114,385	(73,477)
Saudi Arabia	Citibank, N.A.	12,500	1.00	(1)	12/20/20	1.84	(468,717)	285,720	(182,997)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Saudi Arabia	Deutsche Bank AG	$3,140	1.00	%(1)	12/20/20	1.84%	$(117,742)	$71,641	$(46,101)
Saudi Arabia	HSBC Bank USA, N.A.	4,330	1.00	(1)	12/20/20	1.84	(162,363)	104,624	(57,739)
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	0.92	98,435	287,755	386,190
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	0.85	32,872	46,026	78,898
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	2.71	(964,912)	959,379	(5,533)
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	3.00	(1,400,640)	484,132	(916,508)
Turkey	Goldman Sachs International	6,020	1.00	(1)	12/20/17	1.88	(91,151)	106,418	15,267
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	2.25	(311,871)	132,049	(179,822)
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	2.25	(397,543)	165,003	(232,540)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	2.25	(661,802)	290,602	(371,200)
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	3.00	(846,585)	366,108	(480,477)
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	2.25	(132,514)	58,260	(74,254)
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	2.25	(129,433)	52,660	(76,773)
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	2.25	(197,231)	88,076	(109,155)
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	2.25	(397,543)	169,916	(227,627)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	2.25	(661,851)	294,063	(367,788)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	2.25	(969,667)	410,565	(559,102)

Total		$378,173					$(15,884,087)	$10,784,150	$(5,099,937)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$10,632	$(5,505)	$5,127
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	21,927	(15,481)	6,446
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	14,854	(12,027)	2,827
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	19,043	(12,950)	6,093
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	35,265	(26,704)	8,561
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(42,332)	(41,214)	(83,546)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(69,924)	(61,953)	(131,877)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(25,677)	(21,621)	(47,298)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(29,841)	(25,127)	(54,968)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(84,340)	67,210	(17,130)
Croatia	Barclays Bank PLC	10,960	1.00	(1)	3/20/20	728,394	(652,893)	75,501
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	364,197	(326,732)	37,465
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	364,197	(327,118)	37,079
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	364,197	(336,216)	27,981
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	33,553	(50,762)	(17,209)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	BNP Paribas	$3,960	1.00	%(1)	6/20/18	$107,076	$(150,100)	$(43,024)
Croatia	BNP Paribas	3,340	1.00	(1)	3/20/20	221,974	(196,479)	25,495
Croatia	BNP Paribas	2,840	1.00	(1)	3/20/20	188,745	(173,867)	14,878
Croatia	BNP Paribas	3,250	1.00	(1)	3/20/20	215,993	(222,155)	(6,162)
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	448,601	(460,762)	(12,161)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	25,165	(37,616)	(12,451)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	83,882	(128,290)	(44,408)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	41,870	(75,224)	(33,354)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	25,147	(35,862)	(10,715)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	34,340	(57,021)	(22,681)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	150,880	(247,372)	(96,492)
Croatia	Citibank, N.A.	5,160	1.00	(1)	3/20/20	342,930	(319,959)	22,971
Croatia	Citibank, N.A.	2,020	1.00	(1)	3/20/20	134,248	(119,835)	14,413
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	88,552	(78,355)	10,197
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	11,398	(9,848)	1,550
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	33,553	(50,288)	(16,735)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	128,350	(135,786)	(7,436)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	275,806	(254,324)	21,482
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	177,446	(163,459)	13,987
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	361,539	(371,925)	(10,386)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	153,685	(136,442)	17,243
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	61,766	(110,967)	(49,201)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	41,451	(68,886)	(27,435)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	5,717	(22,251)	(16,534)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	23,235	(33,688)	(10,453)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	26,758	(41,486)	(14,728)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	41,941	(63,733)	(21,792)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	41,941	(64,966)	(23,025)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	27,709	(50,261)	(22,552)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	67,041	(109,545)	(42,504)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	31,447	(54,543)	(23,096)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	67,598	(107,378)	(39,780)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,745	1.00	%(1)	6/20/18	$74,223	$(131,794)	$(57,571)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	144,456	(187,062)	(42,606)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	264,540	(306,373)	(41,833)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	264,540	(306,484)	(41,944)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	2,406,987	(2,536,068)	(129,081)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(125,857)	121,187	(4,670)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(116,659)	103,894	(12,765)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	52,677	(67,103)	(14,426)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(46,522)	15,922	(30,600)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	131,123	(78,526)	52,597
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	69,012	(49,257)	19,755
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	1,082,782	(332,668)	750,114
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	86,265	(53,049)	33,216
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	845,923	(235,247)	610,676
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(2,066)	(526)	(2,592)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(2,892)	(525)	(3,417)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(3,305)	(466)	(3,771)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(3,305)	(695)	(4,000)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(4,338)	(859)	(5,197)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(5,164)	(1,292)	(6,456)
Philippines	Citibank, N.A.	2,000	1.00	(1)	3/20/16	(4,131)	(845)	(4,976)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(54,940)	(39,607)	(94,547)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(4,131)	(869)	(5,000)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(5,371)	(1,193)	(6,564)
Poland	Bank of America, N.A.	6,200	1.00	(1)	9/20/19	(67,528)	75,645	8,117
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(74,978)	79,803	4,825
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(34,461)	40,834	6,373
Poland	Citibank, N.A.	693	1.00	(1)	9/20/19	(7,548)	8,716	1,168
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	512	9,203	9,715
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	512	8,670	9,182
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(18,629)	92,578	73,949
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(584)	11,598	11,014
Qatar	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	134,572	(155,355)	(20,783)
Qatar	Barclays Bank PLC	13,420	1.00	(1)	12/20/20	126,867	(241,321)	(114,454)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	58,976	16,523	75,499
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	286,920	5,057	291,977
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	134,497	13,284	147,781
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	511	6,493	7,004
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	1,914	31,847	33,761
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	1,648	19,754	21,402
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	511	6,119	6,630
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(1,621)	31,368	29,747
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(808)	18,576	17,768

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$7,960	1.00	%(1)	12/20/20	$95,371	$(124,973)	$(29,602)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	83,574	(5,658)	77,916
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	81,243	1,279	82,522
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(282)	6,125	5,843
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	1,440	16,752	18,192
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	978	13,102	14,080
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	483	8,703	9,186
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(749)	15,341	14,592
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(302)	5,987	5,685
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	252,652	15,924	268,576
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	218,885	(15,017)	203,868
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	3,900,633	(1,370,226)	2,530,407
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	2,169,653	(688,194)	1,481,459
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	1,111,503	(491,262)	620,241
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	741,002	(248,531)	492,471
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	459,421	(174,344)	285,077
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	459,421	(179,130)	280,291
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	5,598,026	(4,617,210)	980,816
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	3,418,332	(2,946,253)	472,079
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	2,849,679	(2,454,713)	394,966
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	628,511	(487,241)	141,270
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	548,341	(251,655)	296,686
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	844,742	(371,058)	473,684
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	720,254	(317,738)	402,516
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	2,223,005	(981,217)	1,241,788
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	454,975	(194,513)	260,462
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	407,499	(176,983)	230,516
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	1,096,105	(433,829)	662,276
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	384,868	(160,520)	224,348
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	148,200	(51,429)	96,771
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	1,165,535	(498,188)	667,347
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(23,073)	(123,915)	(146,988)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(23,275)	(109,514)	(132,789)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(9,796)	(54,697)	(64,493)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(34,732)	(197,576)	(232,308)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(28,498)	(232,511)	(261,009)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(29,968)	(265,994)	(295,962)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(29,968)	(299,620)	(329,588)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(8,778)	(609,267)	(618,045)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(16,405)	(175,221)	(191,626)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(29,968)	(290,427)	(320,395)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(31,170)	(203,351)	(234,521)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(3,902)	(1,898,856)	(1,902,758)
Thailand	Bank of America, N.A.	1,000	1.00	(1)	3/20/16	(1,893)	(122)	(2,015)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(2,650)	(254)	(2,904)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(5,678)	(73)	(5,751)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(44,538)	(55,329)	(99,867)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(41,253)	1,402	(39,851)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(7,760)	(899)	(8,659)

Total						$40,666,752	$(31,684,772)	$8,981,980

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $378,173,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Depreciation
JPMorgan Chase Bank, N.A.	10.76% on TRY 33,123,000 plus USD 15,550,704	3-month USD-LIBOR-BBA on USD 15,550,704 plus TRY 33,123,000	4/8/14/ 4/8/16	$(3,331,539)

				$(3,331,539)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Currency Abbreviations:

AOA	-	Angolan Kwanza

AUD	-	Australian Dollar

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2016 were $30,108,321 or 1.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended January 31, 2016 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)				Notional Amount - Swaptions (000’s omitted)	Premiums Received
Currency		CNH	EUR	GBP	JPY	USD	USD
Outstanding, beginning of period	431	672,501	154,398	43,726	5,990,400	60,759	34,615,954
Options written	—	—	46,612	—	13,420,550	—	4,557,837
Options terminated in closing purchase transactions	(221)	(163,993)	(76,083)	—	—	(60,759)	(17,127,840)
Options expired	(210)	—	—	(43,726)	(19,410,950)	—	(7,695,785)

Outstanding, end of period	—	508,508	124,927	—	—	—	14,350,166

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(501,465)
Commodity	Futures Contracts*	5,815,742	(2,016,902)

Total		$5,815,742	$(2,518,367)

Credit	Credit Default Swaps	$42,054,677	$(17,272,012)
Credit	Credit Default Swaps (Centrally Cleared)*	—	(573,874)

Total		$42,054,677	$(17,845,886)

Equity Price	Futures Contracts*	$1,573,507	$(3,276,366)
Equity Price	Options Purchased	1,217,130	—

Total		$2,790,637	$(3,276,366)

Foreign Exchange	Currency Options Purchased	$25,226,579	$—
Foreign Exchange	Currency Options Written	—	(17,115,157)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	28,238,782	(24,955,096)

Total		$53,465,361	$(42,070,253)

Interest Rate	Cross-Currency Swaps	$—	$(3,331,539)
Interest Rate	Futures Contracts*	—	(8,655,018)
Interest Rate	Interest Rate Swaps	6,724,810	(14,398,307)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	15,012,958	(7,194,051)

Total		$21,737,768	$(33,578,915)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	1/26/16	On Demand	(8.00)%	$7,701,762	$7,701,762	$8,854,450

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,978,103,277

Gross unrealized appreciation	$35,129,068
Gross unrealized depreciation	(176,020,418)

Net unrealized depreciation	$(140,891,350)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$1,350,167,716	$—	$1,350,167,716
Foreign Corporate Bonds	—	52,098,185	—	52,098,185
Sovereign Loans	—	14,420,000	8,896,381	23,316,381
Collateralized Mortgage Obligations	—	14,123,416	—	14,123,416
Common Stocks	18,301,277	16,513,168 **	—	34,814,445
Investment Funds	—	7,011,720	—	7,011,720
Currency Options Purchased	—	25,226,579	—	25,226,579
Call Options Purchased	—	1,217,130	—	1,217,130
Short-Term Investments -
Foreign Government Securities	—	62,972,669	—	62,972,669
U.S. Treasury Obligations	—	80,440,494	—	80,440,494
Repurchase Agreements	—	11,864,141	—	11,864,141
Other	—	129,449,157	—	129,449,157
Total Investments	$18,301,277	$1,765,504,375	$8,896,381	$1,792,702,033
Forward Foreign Currency Exchange Contracts	$—	$28,238,782	$—	$28,238,782
Futures Contracts	7,090,622	298,627	—	7,389,249
Swap Contracts	—	70,780,280	—	70,780,280
Total	$25,391,899	$1,864,822,064	$8,896,381	$1,899,110,344

Liability Description
Currency Options Written	$—	$(17,115,157)	$—	$(17,115,157)
Securities Sold Short	—	(11,466,027)	—	(11,466,027)
Forward Commodity Contracts	—	(501,465)	—	(501,465)
Forward Foreign Currency Exchange Contracts	—	(24,955,096)	—	(24,955,096)
Futures Contracts	(10,671,920)	(3,276,366)	—	(13,948,286)
Swap Contracts	—	(42,195,909)	—	(42,195,909)
Total	$(10,671,920)	$(99,510,020)	$—	$(110,181,940)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016